UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:      811-2687

NAME OF REGISTRANT:                      VANGUARD MUNICIPAL BOND FUNDS

ADDRESS OF REGISTRANT:                   PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:   ANNE E. ROBINSON
                                         PO BOX 876
                                         VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                 OCTOBER 31

DATE OF REPORTING PERIOD:                JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81102687F
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD MUNICIPAL BOND FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




===================== VANGUARD SHORT-TERM TAX-EXEMPT FUND ======================


NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L809
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L825
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L841
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657709
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657774
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657857
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657709
Meeting Date: DEC 07, 2020   Meeting Type: Special
Record Date:  SEP 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between Nuveen Michigan Quality
      Municipal Income Fund and Nuveen
      AMT-Free Quality Municipal Income Fund


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657774
Meeting Date: DEC 07, 2020   Meeting Type: Special
Record Date:  SEP 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between Nuveen Michigan Quality
      Municipal Income Fund and Nuveen
      AMT-Free Quality Municipal Income Fund


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657857
Meeting Date: DEC 07, 2020   Meeting Type: Special
Record Date:  SEP 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between Nuveen Michigan Quality
      Municipal Income Fund and Nuveen
      AMT-Free Quality Municipal Income Fund


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651868
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       For          Management
1.2   Elect Director Terence J. Toth          For       For          Management
1.3   Elect Director Robert L. Young          For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656602
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.